GOING CONCERN	12 Months Ended
Dec. 31, 2017
GOING CONCERN [Abstract]
GOING CONCERN
2. GOING CONCERN

Liquidity and Capital Resources

The Group reported a net loss of RMB 37,018 and a net income of RMB 45,925 from continued operations for the years ended December 31, 2016 and 2017, which included a non-cash impairment loss of intangible assets and goodwill of RMB 22,402, and RMB 1,727 provision of prepaid and other current assets in 2016; and a non-cash impairment charge of RMB 5,090 related to provision of accounts receivable, prepaid and other current assets, and other non-current assets; and a non-cash disposal gain of subsidiaries of RMB 38,145 in 2017. The Group’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to reduce or eliminate its net losses for the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the company may not be able to achieve profitability.

The Group’s principal sources of liquidity have been cash provided by operating activities. As of December 31, 2017, the Group had RMB 195,303 in unrestricted cash and cash equivalents. The Group’s cash and cash equivalents consist of cash on hand and liquid investments that are unrestricted as to withdrawal or use, have maturities of three months or less and are placed with banks and other financial institutions.  As of December 31, 2017, the Group had RMB 181,181 in unrestricted cash and cash equivalents from VIEs. The Group’s consolidated current liabilities exceeded its consolidated current assets by approximately RMB 189,829 as of December 31, 2017. The Group’s consolidated net assets were amounting to RMB 165,959 as of December 31, 2017. In addition the Group has lease commitment of RMB 161,349 as of December 31, 2017, of which RMB 33,774 was within one year.

Management plan and actions

The Group had approximately RMB 128,042 and RMB 93,000 short term investments, available for sale and short term investments, held to maturity as of December 31, 2017, which was held as short-term investments to be liquid on the expiration date before the end of 2018.

Historically, the Group has addressed liquidity requirements through a series of cost reduction initiatives, debt borrowings and the sale of subsidiaries and other non-performing assets. From 2017 and onwards, the Group has established intellectualized operational services as a new revenue driving business which would also bring in operating funds, and will continue to focus on developing core cash-generating business and products, improving operation efficiency and cost reduction, and enhancing marketing function. Actions include expanding Financial Share Service Centers across the Group wide and standardizing the Group’s Finance and Operation Policies throughout the Group; implementing enhanced vendor review and selection processes as well as implementing ERP systems to standardize operations, enhance internal controls, and create synergy of the Group’s resources.

Conclusion

The Group believes that available cash and cash equivalents, short term investments, available for sale and short term investments, held to maturity, cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Group has prepared the consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing the Group’s business development activities, suspending the pursuit of its business plan, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Group will raise additional capital if needed.